Share-based compensation (Details 4)		1 Months Ended		12 Months Ended
	Mar. 11, 2014 $ / shares shares	May 31, 2015 $ / shares	May 31, 2015 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Share-based compensation
Share-based compensation expenses				¥ 2,343,785,000	¥ 1,193,945,000	¥ 4,249,548,000
Founder | RSUs | Share Incentive Plan
Share-based compensation
Granted (in shares) | shares	93,780,970
Share-based compensation expenses						¥ 3,685,041,000
Grant date fair value | $ / shares	$ 6.3
Founder | Share options | Share Incentive Plan
Share-based compensation
Share-based compensation expenses				318,156,000	¥ 240,024,000
Term of compensation plan			10 years
Cash salary to be received per year			¥ 1
Cash bonus to be received			¥ 0
Vesting schedule			10 years
Assumptions used to calculate estimated fair value of each option grant
Exercise multiples					2.0
Expected dividend yield (as a percent)					0.00%
Expected term (in years)					10 years
Unrecognized share-based compensation expense related to the founder share options granted				¥ 846,458,000
Weighted-average period over which share-based compensation expense is expected to be recognized				8 years 4 months 24 days
Founder | Share options | Share Incentive Plan | Minimum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					36.00%
Risk-free interest rate (per annum) (as a percent)					2.74%
Fair value of the underlying shares on the date of option grants (in dollars) | $							$ 16.70
Founder | Share options | Share Incentive Plan | Maximum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					38.00%
Risk-free interest rate (per annum) (as a percent)					2.79%
Fair value of the underlying shares on the date of option grants (in dollars) | $							$ 16.93
Each anniversary | Founder | Share options | Share Incentive Plan
Share-based compensation
Vesting percentage (as a percent)			10.00%
Class A ordinary shares | Founder | Share options | Share Incentive Plan
Share-based compensation
Granted (in shares) | shares			26,000,000
Exercise price | $ / shares		$ 16.70
ADS | Founder | Share options | Share Incentive Plan
Share-based compensation
Exercise price | $ / shares		$ 33.40